Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

German American Capital Corporation
Deutsche Mortgage & Asset Receiving Corporation (together, the “Company”)
Deutsche Bank Securities Inc.
Wells Fargo Bank, National Association
Wells Fargo Securities, LLC
(together with the Company, the “Specified Parties”)

Re: DBWF 2016-85T Mortgage Trust – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loan and the related mortgaged property which we were informed are intended to be included as collateral in the offering of the DBWF 2016-85T Mortgage Trust, Commercial Mortgage Pass-Through Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means the electronic data file provided to us by the Company on December 2, 2016 containing information with respect to one mortgage loan (“Mortgage Loan”) and the related mortgaged property (“Mortgaged Property”).
•	The term “Cut-off Date” means the payment date in December, 2016, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodologies for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the US member firm of KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on the Mortgage Loan and related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loan and related Mortgaged Property listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination, or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

December 2, 2016

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan Number	Provided by the Company
Mortgage Loan Originator	Provided by the Company
Mortgage Loan Seller	Provided by the Company
Properties per Loan	Provided by the Company
Property Name	Provided by the Company
Address	Appraisal/Engineering Report
City	Appraisal/Engineering Report
County	Appraisal/Engineering Report
State	Appraisal/Engineering Report
Zip Code	Appraisal/USPS
Property Type	Appraisal
Property Sub-Type	Appraisal
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report/CapEx Schedule
Units/Rentable Square Ft.	Borrower Rent Roll/Underwritten Rent Roll/Lease
Collateral Square Ft.	Borrower Rent Roll/Underwritten Rent Roll/Lease
Primary Unit of Measure	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Original First Mortgage Balance	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Cut-off Date	Provided by the Company
Cut-off First Mortgage Balance	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Cut-off Trust Loan Amount	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Cut-off Companion Loan Amount	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Appraisal Value	Appraisal
Date of Valuation	Appraisal
Appraisal Value As Is/ Stabilized	Appraisal
FIRREA Eligible (Yes/No)	Appraisal
Note Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
First Payment Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Interest Rate	Loan Agreement/Promissory Note/Deed of Trust/Mortgage/Note Splitter Agreement

A-1

Attribute	Source Document
Interest Calculation (30/360 / Actual/360)	Loan Agreement
Grace Period (Default)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Grace Period (Late Fee)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Payment Day	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Original Amort. Term (Months)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Original Interest Only Period (Months)	Loan Agreement
Maturity Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
ARD (Yes/No)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
LockBox Type	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Cash Management	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Excess Cash Trap Trigger	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Prepayment Provision	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Lockout Expiration Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Amortization Type	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Lien Position	Proforma Title Policy/Title Policy/Escrow Instruction Letter
Ownership Interest	Proforma Title Policy/Title Policy/Escrow Instruction Letter
Ground Lease Expiration Date	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Extension Options	Proforma Title Policy/Title Policy/Ground Lease
Existing Additional Debt (Yes/No)	Note Splitter Agreement/Loan Agreement/Promissory Note
Existing Additional Debt Amount	Note Splitter Agreement/Loan Agreement/Promissory Note
Existing Additional Debt Description	Mezzanine Loan Agreement/Intercreditor Agreement/Subordinate Notes
Future Additional Debt Permitted (Yes/No)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Future Additional Debt Type	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Future Additional Debt Description	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Partial Prepay Allowed (Yes/No)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Partial Prepayment Description	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
2011 Occupancy	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy

A-2

Attribute	Source Document
2011 Occupancy Date	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
2012 Occupancy	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
2012 Occupancy Date	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
2013 Occupancy	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
2013 Occupancy Date	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
2014 Occupancy	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
2014 Occupancy Date	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
2015 Occupancy	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
2015 Occupancy Date	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
Most Recent Physical Occupancy	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report
Most Recent Rent Roll/Census Date	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report
Major Tenant Name # 1	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Name # 2	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Name # 3	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Name # 4	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Sq. Ft. # 4	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Lease Expiration Date # 4	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
2015 Operating Stmt Date	Underwritten Financial Schedule
2015 EGI	Underwritten Financial Schedule
2015 Expenses	Underwritten Financial Schedule
2015 NOI	Underwritten Financial Schedule

A-3

Attribute	Source Document
2015 Total Capital Items	Underwritten Financial Schedule
2015 NCF	Underwritten Financial Schedule
2014 Operating Stmt Date	Underwritten Financial Schedule
2014 EGI	Underwritten Financial Schedule
2014 Expenses	Underwritten Financial Schedule
2014 NOI	Underwritten Financial Schedule
2014 Total Capital Items	Underwritten Financial Schedule
2014 NCF	Underwritten Financial Schedule
2013 Operating Stmt Date	Underwritten Financial Schedule
2013 EGI	Underwritten Financial Schedule
2013 Expenses	Underwritten Financial Schedule
2013 NOI	Underwritten Financial Schedule
2013 Total Capital Items	Underwritten Financial Schedule
2013 NCF	Underwritten Financial Schedule
2012 Operating Stmt Date	Underwritten Financial Schedule
2012 EGI	Underwritten Financial Schedule
2012 Expenses	Underwritten Financial Schedule
2012 NOI	Underwritten Financial Schedule
2012 Total Capital Items	Underwritten Financial Schedule
2012 NCF	Underwritten Financial Schedule
2011 Operating Stmt Date	Underwritten Financial Schedule
2011 EGI	Underwritten Financial Schedule
2011 Expenses	Underwritten Financial Schedule
2011 NOI	Underwritten Financial Schedule
2011 Total Capital Items	Underwritten Financial Schedule
2011 NCF	Underwritten Financial Schedule
UW EGI	Underwritten Financial Schedule
UW Expenses	Underwritten Financial Schedule
UW NOI	Underwritten Financial Schedule
UW Replacement Reserves	Underwritten Financial Schedule
UW TI/LC	Underwritten Financial Schedule
UW NCF	Underwritten Financial Schedule

A-4

Attribute	Source Document
UW Vacancy	Underwritten Financial Schedule
Replacement Reserve taken at Closing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Monthly Replacement Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
TI/LC taken at Closing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Monthly TI/LC	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Tax at Closing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Monthly Tax Constant / Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage/Escrow Analysis
Insurance at Closing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Monthly Insurance Constant / Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage/Escrow Analysis
Engineering Reserve taken at Closing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Description Other Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Borrower	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Related Principal	Provided by the Company
Sponsor	Guaranty of Recourse Obligations
Earthquake Insurance (Y/N)	Insurance Certificate/Insurance Review
Terrorism Insurance (Y/N)	Insurance Certificate/Insurance Review
Windstorm Insurance (Y/N)	Insurance Certificate/Insurance Review
Environmental Insurance (Y/N)	Insurance Certificate/Insurance Review
Date of Engineering Report	Engineering Report
Date of Phase I Report	Environmental Report
Date of Phase II Report (if applicable)	Environmental Report
Date of Seismic Report	Seismic Report
PML (%)	Seismic Report
SPE	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Single Tenant (Yes/No)	Borrower Rent Roll/Underwritten Rent Roll
Guarantor	Guaranty of Recourse Obligations
Property Manager	Management Agreement
TIC	Loan Agreement/Promissory Note/Deed of Trust/Mortgage

A-5

Attribute	Source Document
Loan Purpose	Closing Statement/Loan Agreement
Assumption Fee	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Letter of Credit	Loan Agreement/Letter of Credit
Earnout/Holdback	Closing Statement/Loan Agreement/Promissory Note/Reserve Agreement
Earnout/Holdback Description	Closing Statement/Loan Agreement/Promissory Note/Reserve Agreement
Sub Serviced (Y/N)	Provided by the Company
Sub Servicer Name	Provided by the Company
Sub Servicer Fee Rate	Provided by the Company
Master	Provided by the Company
Primary	Provided by the Company
Cert Admin Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Directs Investment (Borrower or Lender)	Closing Statement/Loan Agreement/Promissory Note/Reserve Agreement
RE Tax	Closing Statement/Loan Agreement/Promissory Note/Reserve Agreement
Insurance	Closing Statement/Loan Agreement/Promissory Note/Reserve Agreement
Replacement Reserves	Closing Statement/Loan Agreement/Promissory Note/Reserve Agreement
TI/LC	Closing Statement/Loan Agreement/Promissory Note/Reserve Agreement
Immediate Repairs	Closing Statement/Loan Agreement/Promissory Note/Reserve Agreement
Other Escrows	Closing Statement/Loan Agreement/Promissory Note/Reserve Agreement

A-6

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance per Unit	Cut-off First Mortgage Balance divided by Units/Rentable Square Ft.
% of Total Cut-off Date Pool Balance	Cut-off First Mortgage Balance divided by the aggregate Cut-off First Mortgage Balance of all Mortgage Loans
LTV at Cut-off	Cut-off First Mortgage Balance divided by Appraisal Value.
First Mortgage Maturity Balance	With respect to the full term interest-only Mortgage Loan, set the First Mortgage Maturity Balance equal to the Original First Mortgage Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
LTV at Maturity	First Mortgage Maturity Balance divided by Appraisal Value.
U/W NOI Debt Yield	UW NOI divided by Cut-off First Mortgage Balance
U/W NCF Debt Yield	UW NCF divided by Cut-off First Mortgage Balance
Average Monthly Debt Service Payment	Recompute as one twelfth of the product of (i) Original Balance ($), (ii) Mortgage Loan Rate (%), and (iii) a fraction equal to 365/360 for the Mortgage Loan with an Amortization Type of “Interest Only”.
Original Balloon Term (Months)	Number of payments between and including the Maturity Date and the First Payment Date
Seasoning as of Cut-off Date (Months)	Number of payments between and including the First Payment Date and the Cut-off Date
Remaining Term to Amortization (Months)	Original Amort. Term (Months) minus Seasoning as of the Cut-off Date (Months)
Remaining Term to Maturity (Months)	Original Balloon Term (Months) minus Seasoning as of the Cut-off Date (Months)
Rem IO Period	Original Interest Only Period (Months) minus Seasoning as of the Cut-off Date (Months)
Major % of Sq. Ft. # 1	Major Tenant Sq. Ft. # 1 divided by Units/Rentable Square Ft.
Major % of Sq. Ft. # 2	Major Tenant Sq. Ft. # 2 divided by Units/Rentable Square Ft.
Major % of Sq. Ft. # 3	Major Tenant Sq. Ft. # 3 divided by Units/Rentable Square Ft.
Major % of Sq. Ft. # 4	Major Tenant Sq. Ft. # 4 divided by Units/Rentable Square Ft.

B-1

Attribute	Calculation Methodology
UW NCF DSCR (Current)	UW NCF divided by “annual" Average Monthly Debt Service Payment.
UW NCF DSCR (After IO Period)	UW NCF divided by "annual" Average Monthly Debt Service Payment.
UW NOI DSCR (Current)	UW NOI divided by “annual" Average Monthly Debt Service Payment.
UW NOI DSCR (After IO Period)	UW NOI divided by "annual" Average Monthly Debt Service Payment.
Admin Fee Rate	The sum of Sub Servicer Fee Rate, Master, Primary, Cert Admin Fee Rate, CREFC Fee Rate.

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1